Oct. 01, 2015

PROSHARES TRUST

ProShares S&P 500 Ex-Financials ETF

Supplement dated September 19, 2016

to the Fund’s Summary Prospectus and Statutory Prospectus

dated October 1, 2015, as supplemented or amended

Effective immediately, S&P Dow Jones Indices has changed the name of the underlying index for the Fund from S&P 500 Ex-Financials Index (old index name) to S&P 500 Ex-Financials and Real Estate Index (new index name). All references to the old index name are hereby removed and replaced with the new index name.

There is no change to the Fund’s investment policy.